Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (Loss) (in millions)	Adjusted ROE(6)
2022	$5,404,993	$(2,530,287)	$3,215,636	$310,195	$53	$69	$(164)	-11.4%
2021	$13,598,971	$17,746,852	$6,713,889	$7,987,344	$92	$94	$320	26.3%
2020	$5,552,321	$165,376	$2,191,888	$280,033	$57	$81	$(582)	-49.2%

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote [Text Block]	PEO for 2022, 2021 and 2020 was Christopher J. Abate The non-PEO named executive officers (NEOs) reflects the following individuals in each year:
2022: Dashiell I. Robinson, Brooke E. Carillo, Andrew P. Stone, Sasha G. Macomber
2021: Dashiell I. Robinson, Collin L. Cochrane, Brooke E. Carillo, Andrew P. Stone, Sasha G. Macomber
2020: Dashiell I. Robinson, Collin L. Cochrane, Andrew P. Stone, Sasha G. Macomber, Shoshone (“Bo”) Stern

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR of the FTSE NAREIT Mortgage REIT Index (for purposes of this Pay vs. Performance Table, and in accordance with Item 402(v) of Regulation S-K, “Peer Group TSR”) for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively, and in each case beginning on January 1, 2020.
PEO Total Compensation Amount	$ 5,404,993	$ 13,598,971	$ 5,552,321
PEO Actually Paid Compensation Amount	$ (2,530,287)	17,746,852	165,376
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported as “Compensation Actually Paid” represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirement of Item 402(v) of Regulation S-K, “Compensation Actually Paid” is calculated by making the following adjustments from the Summary Compensation Table totals as follows:

Item and Value Added (Deducted)			2022	2021	2020
For PEO:
Summary Compensation Table Total			$5,404,993	$13,598,971	$5,552,321
	-	SCT “Stock Awards” column value	$(3,999,993)	$(5,999,971)	$(3,749,987)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$3,770,038	$6,073,708	$3,752,907
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(7,825,933)	$3,492,900	$(4,844,040)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(468,029)	$162,970	$(787,219)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$588,638	$418,275	$241,394
Compensation Actually Paid(©)			$(2,530,287)	$17,746,852	$165,376
For Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total			$3,215,636	$6,713,889	$2,191,888
	-	SCT “Stock Awards” column value	$(2,187,487)	$(2,404,982)	$(1,284,987)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$2,024,643	$2,467,309	$1,255,788
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(2,780,268)	$994,470	$(1,647,997)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(225,495)	$63,927	$(332,843)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$263,166	$152,731	$98,184
Compensation Actually Paid			$310,195	$7,987,344	$280,033

(*)    For awards subject to financial conditions, performance estimates were updated (or based on actual performance for those that have vested) and market condition assumptions were updated.
(†)    Amounts represent changes in value from beginning of year to end of year or vesting date of individual awards.
(©)    Table does not include reconciling line items for changes in pension benefits or awards that were granted and vested in the same year, as these items were not applicable for Redwood in any of the years presented.

Non-PEO NEO Average Total Compensation Amount	$ 3,215,636	6,713,889	2,191,888
Non-PEO NEO Average Compensation Actually Paid Amount	$ 310,195	7,987,344	280,033
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported as “Compensation Actually Paid” represent the amount of “compensation actually paid”, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. In accordance with the requirement of Item 402(v) of Regulation S-K, “Compensation Actually Paid” is calculated by making the following adjustments from the Summary Compensation Table totals as follows:

Item and Value Added (Deducted)			2022	2021	2020
For PEO:
Summary Compensation Table Total			$5,404,993	$13,598,971	$5,552,321
	-	SCT “Stock Awards” column value	$(3,999,993)	$(5,999,971)	$(3,749,987)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$3,770,038	$6,073,708	$3,752,907
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(7,825,933)	$3,492,900	$(4,844,040)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(468,029)	$162,970	$(787,219)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$588,638	$418,275	$241,394
Compensation Actually Paid(©)			$(2,530,287)	$17,746,852	$165,376
For Non-PEO Named Executive Officers (Average)
Summary Compensation Table Total			$3,215,636	$6,713,889	$2,191,888
	-	SCT “Stock Awards” column value	$(2,187,487)	$(2,404,982)	$(1,284,987)
	+	year-end fair value of outstanding equity awards granted in Covered Year that remain unvested(*)	$2,024,643	$2,467,309	$1,255,788
+	/ -	change in fair value of outstanding and unvested equity awards granted in prior years(*)(†)	$(2,780,268)	$994,470	$(1,647,997)
+	/ -	change in fair value of prior-year equity awards vested in Covered Year(*)(†)	$(225,495)	$63,927	$(332,843)
	+	dividends paid on equity awards in the Covered Year prior to vesting date not otherwise included in total compensation for covered year	$263,166	$152,731	$98,184
Compensation Actually Paid			$310,195	$7,987,344	$280,033

(*)    For awards subject to financial conditions, performance estimates were updated (or based on actual performance for those that have vested) and market condition assumptions were updated.
(†)    Amounts represent changes in value from beginning of year to end of year or vesting date of individual awards.
(©)    Table does not include reconciling line items for changes in pension benefits or awards that were granted and vested in the same year, as these items were not applicable for Redwood in any of the years presented.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship of CAP to Total Stockholder Return (TSR)**

* As set forth in this graph, “Peer TSR” represents the annual TSR of the FTSE NAREIT Mortgage REIT Index for each of the years presented.

** For each year presented within this graph, Redwood TSR and Peer TSR represent annual TSR as measured from January 1st of such year to December 31st of each such year, based on an initial fixed $100 investment on each such January 1st.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship of CAP to Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship of CAP to Adjusted Return on Equity (Adjusted ROE)

Tabular List [Table Text Block]

Most Important Performance Measures:
Adjusted Return on Equity (Adjusted ROE)
Book Value Total Shareholder Return (bvTSR)
Total Shareholder Return (TSR)
Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 53	92	57
Peer Group Total Shareholder Return Amount	69	94	81
Net Income (Loss)	$ (164,000,000)	$ 320,000,000	$ (582,000,000)
Company Selected Measure Amount	(0.114)	0.263	(0.492)
PEO Name	Christopher J. Abate
Additional 402(v) Disclosure [Text Block]	For the relevant fiscal year, represents the cumulative TSR of Redwood for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively, and in each case beginning on January 1, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Equity (Adjusted ROE)
Non-GAAP Measure Description [Text Block]	Adjusted ROE represents the “Company Selected Measure” as determined in accordance with Item 402(v) of Regulation S-K, and is a non-GAAP financial performance metric. Non-GAAP Adjusted ROE is further described on page 61 within the Compensation Discussion and Analysis section of this Proxy Statement and is reconciled to ROE based on GAAP financial results in Annex A to this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Book Value Total Shareholder Return (bvTSR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (rTSR)
PEO [Member] | Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,999,993)	$ (5,999,971)	$ (3,749,987)
PEO [Member] | Change in Year End Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,770,038	6,073,708	3,752,907
PEO [Member] | Change In Fair Value of Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,825,933)	3,492,900	(4,844,040)
PEO [Member] | Change in Fair Value of Prior Year Equity Awards in Covered Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(468,029)	162,970	(787,219)
PEO [Member] | Dividends Earned in Covered Year and Not Otherwise Included in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	588,638	418,275	241,394
Non-PEO NEO [Member] | Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,187,487)	(2,404,982)	(1,284,987)
Non-PEO NEO [Member] | Change in Year End Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,024,643	2,467,309	1,255,788
Non-PEO NEO [Member] | Change In Fair Value of Equity Awards Granted in Prior Years, Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,780,268)	994,470	(1,647,997)
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Equity Awards in Covered Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(225,495)	63,927	(332,843)
Non-PEO NEO [Member] | Dividends Earned in Covered Year and Not Otherwise Included in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 263,166	$ 152,731	$ 98,184